UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22707

 NAME OF REGISTRANT:                     Cohen & Steers Limited Duration
                                         Preferred and Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dana A. DeVivo
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


Cohen & Steers Limited Duration Preferred and Income Fund, Inc
--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  935779782
--------------------------------------------------------------------------------------------------------------------------
        Security:  060505583
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2023
          Ticker:  BMLPRL
            ISIN:  US0605055831
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Sharon L. Allen                     Mgmt          For                            For

1b.    Election of Director: Jose (Joe) E. Almeida               Mgmt          For                            For

1c.    Election of Director: Frank P. Bramble, Sr.               Mgmt          For                            For

1d.    Election of Director: Pierre J. P. de Weck                Mgmt          For                            For

1e.    Election of Director: Arnold W. Donald                    Mgmt          For                            For

1f.    Election of Director: Linda P. Hudson                     Mgmt          For                            For

1g.    Election of Director: Monica C. Lozano                    Mgmt          For                            For

1h.    Election of Director: Brian T. Moynihan                   Mgmt          For                            For

1i.    Election of Director: Lionel L. Nowell III                Mgmt          For                            For

1j.    Election of Director: Denise L. Ramos                     Mgmt          For                            For

1k.    Election of Director: Clayton S. Rose                     Mgmt          For                            For

1l.    Election of Director: Michael D. White                    Mgmt          For                            For

1m.    Election of Director: Thomas D. Woods                     Mgmt          For                            For

1n.    Election of Director: Maria T. Zuber                      Mgmt          For                            For

2.     Approving our executive compensation (an                  Mgmt          Against                        Against
       advisory, non-binding "Say on Pay"
       resolution)

3.     A vote on the frequency of future "Say on                 Mgmt          1 Year                         For
       Pay" resolutions (an advisory, non-binding
       "Say on Frequency" resolution)

4.     Ratifying the appointment of our                          Mgmt          For                            For
       independent registered public accounting
       firm for 2023

5.     Amending and restating the Bank of America                Mgmt          For                            For
       Corporation Equity Plan

6.     Shareholder proposal requesting an                        Shr           For                            Against
       independent board chair

7.     Shareholder proposal requesting shareholder               Shr           Against                        For
       ratification of termination pay

8.     Shareholder proposal requesting greenhouse                Shr           Against                        For
       gas reduction targets

9.     Shareholder proposal requesting report on                 Shr           For                            Against
       transition planning

10.    Shareholder proposal requesting adoption of               Shr           Against                        For
       policy to cease financing new fossil fuel
       supplies

11.    Shareholder proposal requesting a racial                  Shr           Against                        For
       equity audit




--------------------------------------------------------------------------------------------------------------------------
 LINCOLN NATIONAL CORPORATION                                                                Agenda Number:  935794417
--------------------------------------------------------------------------------------------------------------------------
        Security:  534187885
    Meeting Type:  Annual
    Meeting Date:  25-May-2023
          Ticker:  LNCPRD
            ISIN:  US5341878859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Deirdre P. Connelly

1b.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Ellen
       G. Cooper

1c.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       William H. Cunningham

1d.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Reginald E. Davis

1e.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Eric
       G. Johnson

1f.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Gary
       C. Kelly

1g.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: M.
       Leanne Lachman

1h.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Dale
       LeFebvre

1i.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Janet
       Liang

1j.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Michael F. Mee

1k.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Lynn
       M. Utter

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as the independent
       registered public accounting firm for 2023.

3.     The approval of an advisory resolution on                 Mgmt          For                            For
       the compensation of our named executive
       officers.

4.     Respond to an advisory proposal regarding                 Mgmt          1 Year                         For
       the frequency (every one, two or three
       years) of future advisory resolutions on
       the compensation of our named executive
       officers.

5.     The approval of an amendment to the Lincoln               Mgmt          Against                        Against
       National Corporation 2020 Incentive
       Compensation Plan.

6.     Shareholder proposal to amend our governing               Shr           For                            Against
       documents to provide an independent chair
       of the board.

7.     Shareholder proposal to require shareholder               Shr           Against                        For
       ratification of executive termination pay.




--------------------------------------------------------------------------------------------------------------------------
 LINCOLN NATIONAL CORPORATION                                                                Agenda Number:  935794417
--------------------------------------------------------------------------------------------------------------------------
        Security:  534187BR9
    Meeting Type:  Annual
    Meeting Date:  25-May-2023
          Ticker:
            ISIN:  US534187BR92
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Deirdre P. Connelly

1b.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Ellen
       G. Cooper

1c.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       William H. Cunningham

1d.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Reginald E. Davis

1e.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Eric
       G. Johnson

1f.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Gary
       C. Kelly

1g.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: M.
       Leanne Lachman

1h.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Dale
       LeFebvre

1i.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Janet
       Liang

1j.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Michael F. Mee

1k.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Lynn
       M. Utter

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as the independent
       registered public accounting firm for 2023.

3.     The approval of an advisory resolution on                 Mgmt          For                            For
       the compensation of our named executive
       officers.

4.     Respond to an advisory proposal regarding                 Mgmt          1 Year                         For
       the frequency (every one, two or three
       years) of future advisory resolutions on
       the compensation of our named executive
       officers.

5.     The approval of an amendment to the Lincoln               Mgmt          Against                        Against
       National Corporation 2020 Incentive
       Compensation Plan.

6.     Shareholder proposal to amend our governing               Shr           For                            Against
       documents to provide an independent chair
       of the board.

7.     Shareholder proposal to require shareholder               Shr           Against                        For
       ratification of executive termination pay.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         C&S Limited Duration Preferred and Income Fund, Inc.
By (Signature)       /s/ Dana A. DeVivo
Name                 Dana A. DeVivo
Title                Secretary and Chief Legal Officer
Date                 08/16/2023